GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 4     GOING CONCERN

The Company’s condensed consolidated financial statements are prepared assuming the Company is a going concern and contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has incurred significant recurring losses from its inception through September 30, 2017, which have resulted in an accumulated deficit of $39,694,304 as of September 30, 2017. The Company has minimal cash, has a working capital deficit of $4,493,869, and a total stockholders’ deficit of $4,365,011 as of September 30, 2017. The Company has relied almost exclusively on debt and equity financing to sustain its operations. Accordingly, there is a substantial doubt about the Company’s ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional capital and ultimately, upon the Company’s attaining profitable operations. The Company will require substantial additional funds to continue to develop its products, manufacture products, and fund additional losses, until revenues are sufficient to cover the Company’s operating expenses. If the Company is unsuccessful in obtaining the necessary additional funding, it will most likely be forced to substantially reduce or cease its operations or seek protection under U.S. bankruptcy laws.

The Company believes that it will need approximately $1,500,000 during the next 12 months for continued product manufacturing, research, development and marketing activities, as well as for limited general corporate purposes.

During the nine months ended September 30, 2017, the Company raised gross cash proceeds totaling $500,000 through the sale of 8,333,334 shares of common stock at a price of $0.06 per share in a private offering to accredited investors, which included the Company’s Chairman and Interim CEO and an independent director.

The ability of the Company to continue as a going concern is dependent on successfully accomplishing the plan described in the preceding paragraphs and eventually attaining profitable operations. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.

NOTE 13 - GOING CONCERN

The Company’s consolidated financial statements are prepared in accordance with US GAAP which assumes an entity is a going concern and contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has incurred significant recurring losses from its inception through December 31, 2016, which have resulted in an accumulated deficit of $38,072,182 as of December 31, 2016. The Company has minimal cash, has a working capital deficit of $4,126,861, and a total stockholders’ deficit of $4,046,145 as of December 31, 2016. The Company has relied almost exclusively on debt and equity financing to sustain its operations. Accordingly, there is substantial doubt about its ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional capital and ultimately, upon the Company attaining profitable operations. The Company will require substantial additional funds to continue to develop its products, product manufacturing, and to fund additional losses, until revenues are sufficient to cover the Company’s operating expenses. If the Company is unsuccessful in obtaining the necessary additional funding, it will most likely be forced to substantially reduce or cease operations.

The Company believes that it will need approximately $1,500,000 during the next 12 months for continued production manufacturing research, development, and marketing activities, as well as for general corporate purposes.

During 2016, the Company raised a total of $160,000 through the sale of 4,000,000 shares of common stock at a price of $0.04 per share. Additionally, the Company received proceeds of $1,000,000 resulting from the exercise of warrants for 20,000,000 shares of common at $0.05 per share. The Company used the proceeds from these securities issuances to keep current in its reporting obligations under the Exchange Act and to pay certain other corporate obligations.

The ability of the Company to continue as a going concern is dependent on successfully accomplishing the plan described in the preceding paragraphs and eventually attaining profitable operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty.